Contingent Consideration (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Aug. 17, 2023
Common Class B [Member]
Contingent Consideration [Line Items]
Net revenue	$ 200
Earn Out Shares [Member]
Contingent Consideration [Line Items]
Price per share			$ 5.85
Business Combination [Member] | Common Class B [Member]
Contingent Consideration [Line Items]
Additional ordinary shares	1,600,000	1,600,000
Net revenue		$ 170